Segment information and disaggregated revenue disclosures (Tables)	9 Months Ended
Sep. 30, 2020
Operating segments [Abstract]
Schedule of Total Revenue by Geographic Region	The Company categorizes its total revenue geographically based on the location to which it invoices.

	Nine months ended September 30,
	2019	2020
	(In thousands)
Asia:
Taiwan	$10,276	$7,557
Korea	3,700	15,840
China (including Hong Kong)	1,521	387
Rest of Asia	95	48
Total Asia	15,592	23,832
United States of America	4,951	9,427
Rest of world	355	1,866
Total revenue	$20,898	$35,125

Disclosure of Revenue Disaggregation
The Company categorizes its total revenue based on technology.

	Nine months ended September 30,
	2019	2020
	(In thousands)
Broadband and Critical IoT	$6,953	$17,443
Massive IoT	10,486	8,641
Vertical	3,459	9,041
Total revenue	$20,898	$35,125

Additionally, the Company categorizes its total revenue based on product and other revenue.

	Nine months September 30,
	2019	2020
	(In thousands)
Product	$16,093	$25,855
License	350	—
Development and other services	4,455	9,270
Total revenue	$20,898	$35,125

Disclosure of Major Customers
For the nine-month periods ended September 30, 2019 and 2020, customers representing more than 10% of revenue, and related accounts receivables at the end of the period, were:

Customer Customer Location	% of total revenues for the nine months ended September 30,		Trade receivables at
	2019	2020	September 30, 2020
A South Korea	18%	45%	$7,205,850
B Taiwan	36%	21%	$4,992,728
C United States of America	Less than 10%	20%	$—
D Taiwan	13%	Less than 10%	$879,606